THE MARSICO INVESTMENT FUND

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MARSICO FOCUS FUND
MARSICO GROWTH FUND
MARSICO 21ST CENTURY FUND
MARSICO INTERNATIONAL OPPORTUNITIES FUND
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SUPPLEMENT DATED MAY 31, 2002
(to the Prospectus and Statement of Additional Information, Dated January 28, 2002)

This Supplement updates the above-dated Prospectus and Statement of Additional Information of the Marsico Investment Fund (the "Trust"). You should keep this Supplement with your Prospectus and Statement of Additional Information for future reference.

Effective as of the close of business on May 31, 2002, the Trust's transfer agent and administrator, Sunstone Financial Group, Inc., is changing its legal name to UMB Fund Services, Inc. All references in the Prospectus and Statement of Additional Information to Sunstone Financial Group, Inc., are hereby deleted and substituted with UMB Fund Services, Inc.

Effective as of the close of business on May 31, 2002, the Trust's named distributor, Sunstone Distribution Services, LLC, is changing its legal name to UMB Distribution Services, LLC. all references in the Prospectus and Statement of Additional Information to Sunstone Distribution Services, LLC, are hereby deleted and substituted with UMB Distribution Services, LLC.

                                                                       MA4060502